Goodwill and Intangible Assets, Net - Goodwill by Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended			12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Reverse Mortgage Solutions, Inc. [Member]	Dec. 31, 2013 Reverse Mortgage Solutions, Inc. [Member] Reverse Mortgage [Member]	Dec. 31, 2012 Security One Lending [Member]	Dec. 31, 2013 Security One Lending [Member]	Dec. 31, 2013 ResCap Acquisition [Member]	Dec. 31, 2013 Ally Bank Net Assets [Member]	Mar. 31, 2013 Ally Bank Net Assets [Member]	Dec. 31, 2013 MetLife Bank Net Assets [Member]	Mar. 31, 2013 MetLife Bank Net Assets [Member]	Jun. 30, 2014 Operating Segments [Member] Servicing [Member]	Jun. 30, 2014 Operating Segments [Member] Servicing [Member]	Dec. 31, 2013 Operating Segments [Member] Servicing [Member]	Dec. 31, 2012 Operating Segments [Member] Servicing [Member]	Jun. 30, 2014 Operating Segments [Member] Originations [Member]	Jun. 30, 2014 Operating Segments [Member] Originations [Member]	Dec. 31, 2013 Operating Segments [Member] Originations [Member]	Jun. 30, 2014 Operating Segments [Member] Reverse Mortgage [Member]	Jun. 30, 2014 Operating Segments [Member] Reverse Mortgage [Member]	Dec. 31, 2013 Operating Segments [Member] Reverse Mortgage [Member]	Jun. 30, 2014 Operating Segments [Member] Asset Receivables Management [Member]	Jun. 30, 2014 Operating Segments [Member] Asset Receivables Management [Member]	Dec. 31, 2013 Operating Segments [Member] Asset Receivables Management [Member]	Dec. 31, 2011 Operating Segments [Member] Asset Receivables Management [Member]	Jun. 30, 2014 Operating Segments [Member] Insurance [Member]	Jun. 30, 2014 Operating Segments [Member] Insurance [Member]	Dec. 31, 2013 Operating Segments [Member] Insurance [Member]	Dec. 31, 2012 Operating Segments [Member] Insurance [Member]	Dec. 31, 2012 Operating Segments [Member] Reverse Mortgage Solutions, Inc. [Member] Reverse Mortgage [Member]	Dec. 31, 2012 Operating Segments [Member] Security One Lending [Member] Reverse Mortgage [Member]	Dec. 31, 2013 Operating Segments [Member] ResCap Acquisition [Member] Originations [Member]	Dec. 31, 2013 Operating Segments [Member] Ally Bank Net Assets [Member] Originations [Member]	Dec. 31, 2013 Operating Segments [Member] MetLife Bank Net Assets [Member] Servicing [Member]
Schedule Of Goodwill By Segment [Line Items]
Beginning Balance			$ 657,737	$ 580,378	$ 580,378	$ 470,291		$ 0		$ 8,809			$ 100		$ 800		$ 432,267	$ 431,455	$ 430,464		$ 47,747			$ 138,808	$ 110,008		$ 34,518	$ 34,518	$ 34,518		$ 4,397	$ 4,397	$ 5,309
Acquisition							101,199		8,809		47,648	99		812																				101,199	8,809	47,648	99	812
Adjustments					28,800	79													991						28,800								(912)
Impairment	82,269	0	82,269	0												0	0			0	0		82,269	82,269		0	0			0	0
Ending Balance	$ 575,468		$ 575,468		$ 657,737	$ 580,378		$ 0		$ 8,809			$ 100		$ 800	$ 432,267	$ 432,267	$ 432,267	$ 431,455	$ 47,747	$ 47,747	$ 47,747	$ 56,539	$ 56,539	$ 138,808	$ 34,518	$ 34,518	$ 34,518	$ 34,518	$ 4,397	$ 4,397	$ 4,397	$ 4,397